Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000230762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230762 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230762 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000230762 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230762 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000230762 [Member] | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000230762 [Member] | U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000230762 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000230762 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230762 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230760 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230760 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000230760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230760 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000230760 [Member] | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000230760 [Member] | U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000230760 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000230760 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230760 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%